Other assets (Details) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended		14 Months Ended
	Aug. 31, 2021 USD ($) vessel tanker	Jul. 31, 2018 USD ($) equipment	Dec. 31, 2021 USD ($) vessel	Jun. 30, 2022 USD ($) tanker vessel	Jun. 30, 2021 USD ($)	Sep. 30, 2019 USD ($) supplier tanker	Apr. 30, 2020 tanker	Apr. 30, 2017 USD ($)
Disclosure Of Other Assets [Line Items]
Sale leaseback transaction, aggregate amount			$ 10,793	$ 11,107
Investment in dual fuel tanker joint venture			5,736	5,629
Capitalized loan fees			1,635	3
Other			47	0
Other assets			108,963	89,788
Number of suppliers | supplier						2
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		$ 1,800
Proportion of ownership interest in joint venture	50.00%
Distributions from dual fuel tanker joint venture				$ 240	$ 0
Number of sales completed | vessel				16
Joint ventures
Disclosure Of Other Assets [Line Items]
Aggregate proceeds	$ 6,700
Share of net income resulting from joint venture				$ 100
Distributions from dual fuel tanker joint venture				$ 200
MR
Disclosure Of Other Assets [Line Items]
Number of sales completed | vessel				2
LR1
Disclosure Of Other Assets [Line Items]
Number of sales completed | vessel				12
Exhaust Gas cleaning System
Disclosure Of Other Assets [Line Items]
Deposits on property, plant and equipment			15,840	$ 9,737
Payments to acquire property, plant, and equipment						$ 146,600
Vessels
Disclosure Of Other Assets [Line Items]
Number of scrubbers | tanker						98
Accretion of lease financed vessels				$ 300	$ 300
Vessels | Installation Of Scrubbers, LR1
Disclosure Of Other Assets [Line Items]
Number of vessels | tanker	5
Vessels | Postpone installation of scrubbers
Disclosure Of Other Assets [Line Items]
Number of vessels | tanker							19
Vessels | Installation of scrubbers
Disclosure Of Other Assets [Line Items]
Number of vessels | tanker	6
Ballast Water Treatment Systems
Disclosure Of Other Assets [Line Items]
Payments to acquire property, plant, and equipment		$ 36,200
Number of equipment		55		50
Ballast Water Treatment Systems | Third Party Supplier
Disclosure Of Other Assets [Line Items]
Investment in ballast water treatment system supplier			$ 1,751	$ 1,751
Product tanker
Disclosure Of Other Assets [Line Items]
Number of vessels | vessel	9
Product tanker | MR
Disclosure Of Other Assets [Line Items]
Number of vessels | vessel	5
Term of charter contracts	5 years
Product tanker | LR1
Disclosure Of Other Assets [Line Items]
Number of vessels | vessel	4
Number of sales completed | vessel			2
STI Beryl, STI Le Rocher, STI Larvotto | Vessels
Disclosure Of Other Assets [Line Items]
Sale leaseback transaction, aggregate amount				13,100				$ 13,100
Sale leaseback transaction, deposit per vessel				4,350				$ 4,350
Other related parties | Scorpio LR2 Pool Limited
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties			$ 35,700	32,300
Other related parties | Scorpio MR Tanker Pool Limited
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties			25,200	23,600
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties			5,661	5,661
Other related parties | Scorpio LR1 Pool Limited
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties			6,600	0
Other related parties | Scorpio Pools
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties			$ 73,161	$ 61,561